MARKETABLE SECURITIES AND ACCRUED INTEREST (Tables)	6 Months Ended
Jun. 30, 2014
Marketable Securities and Accrued Interest [Abstract]
Held-to-maturity Securities [Table Text Block]
The following is a summary of held to maturity marketable securities:

	December 31, 2013
	Amortized	Unrealized	Fair
	cost	gains	Value
	Audited
Corporate debentures:

Maturing within one year	$15,438	$35	$15,473
Accrued interest	268	-	268

	$15,706	$35	$15,741

	June 30, 2014
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
	Unaudited
Corporate debentures:
Maturing between one to five years	$59,582	$27	$(220)	$59,389
Accrued interest	535	-	-	535

	$60,117	$27	$(220)	$59,924